Personnel Costs - Schedule of Key Management Compensation (Details) - Key Management Compensation - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [line items]
Salaries	$ 4,919	$ 5,062	$ 5,250
Share based compensation	11,519	15,946	20,916
Pension charges	16	38	35
Key management compensation	$ 16,454	$ 21,046	$ 26,201